Revenue	6 Months Ended
Dec. 31, 2018
Text block [abstract]
Revenue
3.	Revenue

Revenue by segment

Half year ended 31 December 2018 US$M	Petroleum	Copper	Iron Ore	Coal	Group and unallocated items/ eliminations	Group total
Revenue from contracts with customers	3,071	5,328	7,401	4,509	549	20,858
Other revenue	132	(259)	17	3	(9)	(116)

Total revenue	3,203	5,069	7,418	4,512	540	20,742

Half year ended 31 December 2017 US$M	Petroleum	Copper	Iron Ore	Coal	Group and unallocated items/ eliminations	Group total
Revenue from contracts with customers	2,525	5,790	7,196	4,044	533	20,088
Other revenue	56	342	25	3	12	438

Total revenue	2,581	6,132	7,221	4,047	545	20,526

Year ended 30 June 2018 US$M	Petroleum	Copper	Iron Ore	Coal	Group and unallocated items/ eliminations	Group total
Revenue from contracts with customers	5,194	12,660	14,782	8,887	1,225	42,748
Other revenue	214	121	28	2	16	381

Total revenue	5,408	12,781	14,810	8,889	1,241	43,129

Revenue by geographical location

	Revenue by location of customer
	Half Year ended 31 Dec 2018 US$M	Half year ended 31 Dec 2017 US$M	Year ended 30 June 2018 US$M
Australia	1,247	1,110	2,304
Europe	983	818	1,886
China	11,176	10,511	22,660
Japan	2,081	2,015	4,628
India	1,141	1,285	2,439
South Korea	1,067	1,374	2,588
Rest of Asia	1,355	1,454	2,620
North America	1,176	1,234	2,715
South America	362	566	1,054
Rest of world	154	159	235

	20,742	20,526	43,129

Recognition and measurement (following adoption of IFRS 15)

The Group generates revenue from the production and sale of commodities. Revenue is recognised when or as control of the promised goods or services passes to the customer. In most instances, control passes when the goods are delivered to a destination specified by the customer, typically on board the customer’s appointed vessel. The amount of revenue recognised reflects the consideration to which the Group expects to be entitled in exchange for the goods or services.

Where the Group’s sales are provisionally priced, the final price depends on future index prices. The amount of revenue initially recognised is based on the relevant forward market price. Adjustments between the provisional and final price are accounted for under IFRS 9 and recognised in revenue. Provisional pricing adjustments are separately disclosed as other revenue. The period between provisional pricing and final invoicing is typically between 60 and 120 days.

Revenue from concentrate is net of treatment costs and refining charges.

Revenue from the sale of significant by-products is included within revenue. Where a by-product is not significant, revenue is credited against costs.